Fair Value Measurements (Details) - USD ($)	Oct. 06, 2020	Sep. 30, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Investment held in Trust Account		$ 817,227,602	$ 816,985,533
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liability		32,170,529	74,642,310
Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Number of shares issuable per warrant	0.33
Class A Ordinary Shares
Liabilities, Fair Value Disclosure [Abstract]
Number of warrants in a unit	1
Level 1 | Recurring
Assets, Fair Value Disclosure [Abstract]
Investment held in Trust Account		817,227,602	816,985,533
Level 1 | Recurring | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liability		22,190,005	51,186,760
Level 3 | Recurring
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liability			57,753,222
Level 3 | Recurring | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liability		$ 9,980,524	$ 23,455,550